Financial structure and financial costs - Loan repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 45,264	$ 49,512	$ 60,203
Non-current financial assets	(2,731)	(2,404)	(4,781)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 42,533	$ 47,108	$ 55,422
Repayment (as a percent)	100.00%	100.00%	100.00%
Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 7,251	$ 6,143	$ 9,932
Non-current financial assets	(899)	(111)	(142)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 6,352	$ 6,032	$ 9,790
Repayment (as a percent)	15.00%	13.00%	18.00%
Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,701	$ 6,506	$ 5,988
Non-current financial assets	(259)	(219)	(268)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 4,442	$ 6,287	$ 5,720
Repayment (as a percent)	10.00%	13.00%	10.00%
Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 3,465	$ 4,471	$ 6,340
Non-current financial assets	(194)	(89)	(395)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 3,271	$ 4,382	$ 5,945
Repayment (as a percent)	8.00%	9.00%	11.00%
Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 3,522	$ 3,348	$ 4,535
Non-current financial assets	(104)	(71)	(260)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 3,418	$ 3,277	$ 4,275
Repayment (as a percent)	8.00%	7.00%	8.00%
More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 26,325	$ 29,044	$ 33,408
Non-current financial assets	(1,275)	(1,914)	(3,716)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 25,050	$ 27,130	$ 29,692
Repayment (as a percent)	59.00%	58.00%	53.00%
Hedging instruments of non-current financial debt
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 3,746	$ 1,498	$ 1,615
Non-current financial assets	(813)	(787)	(3,221)
Hedging instruments of non-current financial debt | Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	399	115	142
Non-current financial assets	(56)	(51)	(58)
Hedging instruments of non-current financial debt | Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	552	190	59
Non-current financial assets	(168)	(103)	(218)
Hedging instruments of non-current financial debt | Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	467	194	115
Non-current financial assets	(107)	(51)	(277)
Hedging instruments of non-current financial debt | Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	217	238	150
Non-current financial assets	(17)	(34)	(212)
Hedging instruments of non-current financial debt | More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	2,111	761	1,149
Non-current financial assets	$ (465)	$ (548)	$ (2,456)